Fixed assets - Fixed assets payables - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fixed assets
Total fixed assets payable	€ 4,581	€ 4,481	€ 4,640	€ 3,665
Non-current fixed assets payables	1,480	1,370	1,291
Current fixed assets payables	€ 3,101	€ 3,111	€ 3,349